Income taxes - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax [Abstract]
Average statutory tax rate	27.00%	27.00%
Income before income taxes	$ 30,482	$ 8,541
Expected income tax expense	8,230	2,306
Effect of differences in tax rates in foreign jurisdictions	3,309	1,168
Unrealized loss on gold hedges	30,569	0
Change in unrecognized deferred tax assets	11,327	(5,651)
Non-deductible expenses	7,271	4,576
Share of net income related to joint venture	0	(657)
Fair value adjustment on redeemable preferences shares	0	(447)
Gain on derecognition of equity investment in joint venture	0	(382)
Deferred tax assets acquired	0	(1,867)
Foreign accrual property income	577	954
Income tax expense	61,283	0
Current income tax expense	(38,259)	0
Deferred income tax expense	(23,024)	0
Total income tax expense	$ (61,283)	$ 0